Leases - Summary of Cash Flow Information Related to Leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	¥ 268,290	¥ 486,260	¥ 289,456
Operating cash outflows from finance leases (interest payments)	40,205	22,846	0
Financing cash outflows from finance leases	113,943	15,355	0
Leased assets obtained in exchange for operating lease liabilities net of decrease in leased assets for early terminations	(316,558)	1,162,151	1,329,021
Leased assets obtained in exchange for finance lease liabilities	¥ 0	¥ 1,001,820	¥ 0